Form N-1A Supplement	Jun. 30, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BRIDGE BUILDER TRUST
Bridge Builder Large Cap Growth Fund (the “Large Cap Growth Fund”)
Bridge Builder Large Cap Value Fund (the “Large Cap Value Fund”)
Bridge Builder Small/Mid Cap Growth Fund (the “Small/Mid Cap Growth Fund”)
Bridge Builder Small/Mid Cap Value Fund (the “Small/Mid Cap Value Fund”)
Supplement dated May 1, 2026
to the Prospectus dated October 27, 2025, as supplemented
This supplement provides new and additional information beyond that contained in the
Prospectus and should be read in conjunction with the Prospectus.
A.
The Board of Trustees of the Bridge Builder Trust (“Trust”), on behalf of the Large Cap Value Fund, Small/Mid Cap Growth Fund and Small/Mid Cap Value Fund, has approved the termination of the investment sub‑advisory agreement among Olive Street Investment Advisers, LLC (the “Adviser”), BlackRock Investment Management, LLC (“BlackRock”) and the Trust. Accordingly, all references and information related to BlackRock, with respect to the Large Cap Value Fund, Small/Mid Cap Growth Fund and Small/Mid Cap Value Fund, in the Prospectus are hereby deleted in their entirety.

B.
Additionally, the Board of Trustees of the Trust (the “Board”) has approved an investment sub‑advisory agreement among the Adviser, Russell Investment Management, LLC (“RIM”), and the Trust, pursuant to which RIM will serve as a sub‑adviser to an allocated portion of each of the Large Cap Value Fund, Small/Mid Cap Growth Fund and Small/Mid Cap Value Fund. The termination of BlackRock’s investment sub‑advisory agreement and the Board’s approval of an investment sub‑advisory agreement among the Adviser, RIM, and the Trust, with respect to the Large Cap Growth Fund, was previously announced in a supplement dated January 22, 2026.

•
Artisan Partners Limited Partnership, Barrow, Hanley, Mewhinney & Strauss, LLC, LSV Asset Management, T. Rowe Price Associates, Inc., and Wellington Management Company, LLP will continue to serve as sub‑advisers to the Large Cap Value Fund.

•
Artisan Partners Limited Partnership, Champlain Investment Partners, LLC, Driehaus Capital Management LLC, Eagle Asset Management, Inc., Federated MDTA LLC, and Stephens Investment Management Group, LLC will continue to serve as sub‑advisers to the Small/Mid Cap Growth Fund.

•
American Century Investment Management, Inc., Boston Partners Global Investors, Inc., Diamond Hill Capital Management, Inc., LSV Asset Management, Massachusetts Financial Services Company (d/b/a MFS Investment Management), Silvercrest Asset Management Group LLC, and Vaughan Nelson Investment Management, L.P. will continue to serve as sub‑advisers to the Small/Mid Cap Value Fund.

Accordingly, the Prospectus is hereby supplemented and revised as follows:
1.
The first paragraph under the sub‑section entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Large Cap Growth Fund” is hereby deleted and replaced with the following:

The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the securities of large capitalization companies and other instruments, such as certain investment companies (see below) that seek to track the performance of securities of large capitalization companies. The Fund defines large capitalization companies as companies whose market capitalizations at the time of purchase typically fall within the range of the Russell 1000® Index (as of April 30, 2025, companies with capitalizations greater than $2.0 billion). The market capitalization of the companies included in the Russell 1000® Index will change with market conditions. While the Fund primarily invests in equity securities of large capitalization companies, it may also invest in securities of medium and small capitalization companies. The Fund may invest in securities issued by U.S. and foreign entities, including emerging market securities. The Fund may invest in American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). The Fund may also invest in other investment companies, including other open‑end or closed‑end investment companies and exchange-traded funds (“ETFs”) that have characteristics that are consistent with the Fund’s investment objective. The Fund may also invest a portion of its assets in securities of real estate investment trusts (“REITs”), which are companies that own and/or manage real estate properties. The Fund may also buy or sell derivatives, principally futures contracts, currency forwards and total return swaps, for cash equitization purposes. The Fund will employ completion portfolio strategies to seek to manage portfolio characteristics and achieve the Adviser’s preferred portfolio positioning for the Fund. The Fund may, from time to time, invest a significant portion of its total assets in securities of companies in certain sectors. As of September 30, 2025, the Fund had significant exposure to securities of companies in the information technology sector. The Fund follows an investing style that favors growth investments.
2.
The first paragraph under the sub‑section entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Large Cap Value Fund” is hereby deleted and replaced with the following:

The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the securities of large capitalization companies and other instruments, such as certain investment companies (see below) that seek to track the performance of securities of large capitalization companies. The Fund defines large capitalization companies as companies whose market capitalizations at the time of purchase typically fall within the range of the Russell 1000® Index (as of April 30, 2025, companies with capitalizations greater than $2.0 billion). The market capitalization of the companies included in the Russell 1000® Index will change with market conditions. While the Fund primarily invests in equity securities of large capitalization companies, it may also invest in securities of medium and small capitalization companies. The Fund may invest in securities issued by U.S. and foreign entities. The Fund may invest in American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). The Fund may also invest in other investment companies, including other open‑end or closed‑end investment companies and exchange-traded funds (“ETFs”) that have characteristics that are consistent with the Fund’s investment objective. The Fund may also invest a portion of its assets in securities of real estate investment trusts (“REITs”), which are companies that own and/or manage real estate properties. The Fund may also buy or sell derivatives, principally futures contracts, currency forwards and total return swaps, for cash equitization purposes. The Fund will employ completion portfolio strategies to seek to manage portfolio characteristics and achieve the Adviser’s preferred portfolio positioning for the Fund. The Fund may, from time to time, invest a significant portion of its total assets in securities of companies in certain sectors. As of September 30, 2025, the Fund had significant exposure to securities of companies in the financial sector. The Fund follows an investing style that favors value investments.
3.
The second paragraph under the sub‑section entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Small/Mid Cap Growth Fund” is hereby deleted and replaced with the following:

While the Fund primarily invests in equity securities of small and mid‑capitalization companies, it may also invest in securities of large capitalization companies. The Fund may invest in securities issued by U.S. and foreign entities. The Fund may invest in American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). The Fund may also invest in other investment companies, including other open‑end or closed‑end investment companies and exchange-traded funds (“ETFs”) that have characteristics that are consistent with the Fund’s investment objective. The Fund may also invest a portion of its assets in securities of real estate investment trusts (“REITs”), which are companies that own and/or manage real estate properties. The Fund may also buy or sell derivatives, principally futures contracts, currency forwards and total return swaps, for cash equitization purposes. The Fund will employ completion portfolio strategies to seek to manage portfolio characteristics and achieve the Adviser’s preferred portfolio positioning for the Fund. The Fund may, from time to time, invest a significant portion of its total assets in securities of companies in certain sectors. As of September 30, 2025, the Fund had significant exposure to securities of companies in the healthcare, industrials and information technology sectors. The Fund follows an investing style that favors growth investments.
4.
The second paragraph under the sub‑section entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Small/Mid Cap Value Fund” is hereby deleted and replaced with the following:

While the Fund primarily invests in equity securities of small and mid‑capitalization companies, it may also invest in securities of large capitalization companies. The Fund may invest in securities issued by U.S. and foreign entities. The Fund may invest in American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). The Fund may also invest in other investment companies, including other open‑end or closed‑end investment companies and exchange-traded funds (“ETFs”) that have characteristics that are consistent with the Fund’s investment objective. The Fund may also invest a portion of its assets in securities of real estate investment trusts (“REITs”), which are companies that own and/or manage real estate properties. The Fund may also buy or sell derivatives, principally futures contracts, currency forwards and total return swaps, for cash equitization purposes. The Fund will employ completion portfolio strategies to seek to manage portfolio characteristics and achieve the Adviser’s preferred portfolio positioning for the Fund. The Fund may, from time to time, invest a significant portion of its total assets in securities of companies in certain sectors. As of September 30, 2025, the Fund had significant exposure to securities of companies in the financials and industrials sectors. The Fund follows an investing style that favors value investments.
5.
The fourth paragraph under the sub‑section entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Large Cap Value Fund” is hereby deleted and replaced with the following:

The Adviser is responsible for determining the amount of Fund assets to allocate to each Sub‑adviser. The Adviser allocates Fund assets for each investment strategy to the following Sub‑advisers: Artisan Partners Limited Partnership (“Artisan Partners”), Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”), LSV Asset Management (“LSV”), Russell Investment Management, LLC (“RIM”), T. Rowe Price Associates, Inc. (“T. Rowe Price”), and Wellington Management Company, LLP (“Wellington Management”). The Adviser may adjust allocations to the Sub‑advisers at any time or make recommendations to the Board with respect to the hiring, termination, or replacement of a Sub‑adviser. Below is a summary of each Sub‑adviser’s principal investment strategies.
6.
The fifth paragraph under the sub‑section entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Small/Mid Cap Growth Fund” is hereby deleted and replaced with the following:

The Adviser is responsible for determining the amount of Fund assets to allocate to each Sub‑adviser. The Adviser allocates Fund assets for each investment strategy to the following Sub‑advisers: Artisan Partners Limited Partnership (“Artisan Partners”), Champlain Investment Partners, LLC (“Champlain”), Driehaus Capital Management LLC (“Driehaus”), Eagle Asset Management, Inc. (“Eagle”), Federated MDTA LLC (“Federated MDT”), Russell Investment Management, LLC (“RIM”), and Stephens Investment Management Group, LLC (“SIMG”). The Adviser may adjust allocations to the Sub‑advisers at any time or make recommendations to the Board with respect to the hiring, termination, or replacement of a Sub‑adviser. Below is a summary of each Sub‑adviser’s principal investment strategies.
7.
The fifth paragraph under the sub‑section entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Small/Mid Cap Value Fund” is hereby deleted and replaced with the following:

The Adviser is responsible for determining the amount of Fund assets to allocate to each Sub‑adviser. The Adviser allocates Fund assets for each investment strategy to the following Sub‑advisers: American Century Investment Management, Inc. (“American Century”), Boston Partners Global Investors, Inc. (“Boston Partners”), Diamond Hill Capital Management, Inc. (“Diamond Hill”), LSV Asset Management (“LSV”), Massachusetts Financial Services Company (d/b/a MFS Investment Management) (“MFS”), Russell Investment Management, LLC (“RIM”), Silvercrest Asst Management Group LLC (“Silvercrest”), and Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”). The Adviser may adjust allocations to the Sub‑advisers at any time or make recommendations to the Board with respect to the hiring, termination, or replacement of a Sub‑adviser. Below is a summary of each Sub‑adviser’s principal investment strategies.
8.
The following paragraphs are hereby added to the sub‑sections entitled “Principal Investment Strategies” under the sections entitled “Summary Section – Bridge Builder Large Cap Value Fund,” “Summary Section – Bridge Builder Small/Mid Cap Growth Fund” and “Summary Section – Bridge Builder Small/Mid Cap Value Fund,” and the disclosures under the heading

“RIM’s Principal Investment Strategies” in the sub‑section entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Large Cap Growth Fund” are hereby deleted and replaced with the following:

RIM’s Principal Investment Strategies
Cash Equitization:
At the direction of the Adviser, RIM will expose all or a portion of the Fund’s cash to the performance of certain markets by purchasing derivatives (also known as “cash equitization”), which includes index futures contracts, currency forwards, and total return swaps. This is intended to cause the Fund to perform as though all or a portion of its cash were actually invested in those markets.
Completion Portfolio:
At the direction of the Adviser, RIM will employ completion portfolio strategies to seek to achieve the Adviser’s preferred portfolio positioning for the Fund and in doing so may invest in equity securities, ADRs, GDRs, other investment companies, and REITs. RIM may use quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and other instruments that RIM believes will achieve the Adviser’s preferred portfolio positioning for the Fund. At the direction of the Adviser, the strategy may be managed to offset undesired relative over- or under-weights to Fund exposures such as volatility, momentum, value, growth, capitalization size, industry, sector, country, specific securities or other factors to seek to achieve the Adviser’s preferred portfolio positioning for the Fund. RIM may utilize tools such as optimization, which involves the analysis of tradeoffs between various risk and return factors as well as turnover and transaction costs, to implement the Adviser’s preferred portfolio positioning for the Fund.
9.
The “Derivatives Risk” paragraph in the sub‑sections entitled “Principal Risks” under the sections entitled “Summary Section – Bridge Builder Large Cap Value Fund,” “Summary Section – Bridge Builder Small/Mid Cap Growth Fund” and “Summary Section – Bridge Builder Small/Mid Cap Value Fund” is hereby deleted and replaced with the following:

Derivatives Risk. An investment in derivatives (such as futures contracts, currency forwards and total return swaps) may not perform as anticipated by the Sub‑advisers, may not be able to be closed out at a favorable time or price, or may increase the Fund’s volatility. Derivatives may create investment leverage so that when a derivative is used as a substitute for or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment or when used for hedging purposes, the derivative may not provide the anticipated protection, causing the Fund to lose money on both the derivative and the exposure the Fund sought to hedge. Increases and decreases in the value of the Fund’s portfolio may be magnified when the Fund uses leverage. Derivatives are also subject to correlation risk, which is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate, or index. The Fund’s use of derivatives is also subject to market risk, which is described above, and liquidity risk, which is described below. The Fund’s use of swaps is also subject to counterparty risk, which is described above.
10.
The “Passive Management Risk” paragraph in the sub‑sections entitled “Principal Risks” under the sections entitled “Summary Section – Bridge Builder Large Cap Value Fund,” “Summary Section – Bridge Builder Small/Mid Cap Growth Fund” and “Summary Section – Bridge Builder Small/Mid Cap Value Fund” is hereby deleted.

11.
The following paragraph is hereby added to the sub‑sections entitled “Principal Risks” under the sections entitled “Summary Section – Bridge Builder Large Cap Value Fund,” “Summary Section – Bridge Builder Small/Mid Cap Growth Fund” and “Summary Section – Bridge Builder Small/Mid Cap Value Fund,” and the “Completion Portfolio Risk” paragraph in the sub‑section entitled “Principal Risks” under the section entitled “Summary Section – Bridge Builder Large Cap Growth Fund” is hereby deleted and replaced with the following:

Completion Portfolio Risk. As part of a completion portfolio strategy, RIM will seek to achieve the Adviser’s preferred portfolio positioning for the Fund. The Fund may hold securities regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of the performance of individual securities or market conditions could cause the Fund’s return to be lower than if the Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio.

Bridge Builder Large Cap Growth Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BRIDGE BUILDER TRUST
Bridge Builder Large Cap Growth Fund (the “Large Cap Growth Fund”)
Supplement dated May 1, 2026
to the Prospectus dated October 27, 2025, as supplemented
This supplement provides new and additional information beyond that contained in the
Prospectus and should be read in conjunction with the Prospectus.
A.
The Board of Trustees of the Bridge Builder Trust (“Trust”), on behalf of the Large Cap Value Fund, Small/Mid Cap Growth Fund and Small/Mid Cap Value Fund, has approved the termination of the investment sub‑advisory agreement among Olive Street Investment Advisers, LLC (the “Adviser”), BlackRock Investment Management, LLC (“BlackRock”) and the Trust. Accordingly, all references and information related to BlackRock, with respect to the Large Cap Value Fund, Small/Mid Cap Growth Fund and Small/Mid Cap Value Fund, in the Prospectus are hereby deleted in their entirety.

B.
Additionally, the Board of Trustees of the Trust (the “Board”) has approved an investment sub‑advisory agreement among the Adviser, Russell Investment Management, LLC (“RIM”), and the Trust, pursuant to which RIM will serve as a sub‑adviser to an allocated portion of each of the Large Cap Value Fund, Small/Mid Cap Growth Fund and Small/Mid Cap Value Fund. The termination of BlackRock’s investment sub‑advisory agreement and the Board’s approval of an investment sub‑advisory agreement among the Adviser, RIM, and the Trust, with respect to the Large Cap Growth Fund, was previously announced in a supplement dated January 22, 2026.

•
Artisan Partners Limited Partnership, Barrow, Hanley, Mewhinney & Strauss, LLC, LSV Asset Management, T. Rowe Price Associates, Inc., and Wellington Management Company, LLP will continue to serve as sub‑advisers to the Large Cap Value Fund.

•
Artisan Partners Limited Partnership, Champlain Investment Partners, LLC, Driehaus Capital Management LLC, Eagle Asset Management, Inc., Federated MDTA LLC, and Stephens Investment Management Group, LLC will continue to serve as sub‑advisers to the Small/Mid Cap Growth Fund.

•
American Century Investment Management, Inc., Boston Partners Global Investors, Inc., Diamond Hill Capital Management, Inc., LSV Asset Management, Massachusetts Financial Services Company (d/b/a MFS Investment Management), Silvercrest Asset Management Group LLC, and Vaughan Nelson Investment Management, L.P. will continue to serve as sub‑advisers to the Small/Mid Cap Value Fund.

Accordingly, the Prospectus is hereby supplemented and revised as follows:
1.
The first paragraph under the sub‑section entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Large Cap Growth Fund” is hereby deleted and replaced with the following:

The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the securities of large capitalization companies and other instruments, such as certain investment companies (see below) that seek to track the performance of securities of large capitalization companies. The Fund defines large capitalization companies as companies whose market capitalizations at the time of purchase typically fall within the range of the Russell 1000® Index (as of April 30, 2025, companies with capitalizations greater than $2.0 billion). The market capitalization of the companies included in the Russell 1000® Index will change with market conditions. While the Fund primarily invests in equity securities of large capitalization companies, it may also invest in securities of medium and small capitalization companies. The Fund may invest in securities issued by U.S. and foreign entities, including emerging market securities. The Fund may invest in American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). The Fund may also invest in other investment companies, including other open‑end or closed‑end investment companies and exchange-traded funds (“ETFs”) that have characteristics that are consistent with the Fund’s investment objective. The Fund may also invest a portion of its assets in securities of real estate investment trusts (“REITs”), which are companies that own and/or manage real estate properties. The Fund may also buy or sell derivatives, principally futures contracts, currency forwards and total return swaps, for cash equitization purposes. The Fund will employ completion portfolio strategies to seek to manage portfolio characteristics and achieve the Adviser’s preferred portfolio positioning for the Fund. The Fund may, from time to time, invest a significant portion of its total assets in securities of companies in certain sectors. As of September 30, 2025, the Fund had significant exposure to securities of companies in the information technology sector. The Fund follows an investing style that favors growth investments.
8.
The following paragraphs are hereby added to the sub‑sections entitled “Principal Investment Strategies” under the sections entitled “Summary Section – Bridge Builder Large Cap Value Fund,” “Summary Section – Bridge Builder Small/Mid Cap Growth Fund” and “Summary Section – Bridge Builder Small/Mid Cap Value Fund,” and the disclosures under the heading

“RIM’s Principal Investment Strategies” in the sub‑section entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Large Cap Growth Fund” are hereby deleted and replaced with the following:

RIM’s Principal Investment Strategies
Cash Equitization:
At the direction of the Adviser, RIM will expose all or a portion of the Fund’s cash to the performance of certain markets by purchasing derivatives (also known as “cash equitization”), which includes index futures contracts, currency forwards, and total return swaps. This is intended to cause the Fund to perform as though all or a portion of its cash were actually invested in those markets.
Completion Portfolio:
At the direction of the Adviser, RIM will employ completion portfolio strategies to seek to achieve the Adviser’s preferred portfolio positioning for the Fund and in doing so may invest in equity securities, ADRs, GDRs, other investment companies, and REITs. RIM may use quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and other instruments that RIM believes will achieve the Adviser’s preferred portfolio positioning for the Fund. At the direction of the Adviser, the strategy may be managed to offset undesired relative over- or under-weights to Fund exposures such as volatility, momentum, value, growth, capitalization size, industry, sector, country, specific securities or other factors to seek to achieve the Adviser’s preferred portfolio positioning for the Fund. RIM may utilize tools such as optimization, which involves the analysis of tradeoffs between various risk and return factors as well as turnover and transaction costs, to implement the Adviser’s preferred portfolio positioning for the Fund.
11.
The following paragraph is hereby added to the sub‑sections entitled “Principal Risks” under the sections entitled “Summary Section – Bridge Builder Large Cap Value Fund,” “Summary Section – Bridge Builder Small/Mid Cap Growth Fund” and “Summary Section – Bridge Builder Small/Mid Cap Value Fund,” and the “Completion Portfolio Risk” paragraph in the sub‑section entitled “Principal Risks” under the section entitled “Summary Section – Bridge Builder Large Cap Growth Fund” is hereby deleted and replaced with the following:

Completion Portfolio Risk. As part of a completion portfolio strategy, RIM will seek to achieve the Adviser’s preferred portfolio positioning for the Fund. The Fund may hold securities regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of the performance of individual securities or market conditions could cause the Fund’s return to be lower than if the Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio.

Bridge Builder Large Cap Value Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BRIDGE BUILDER TRUST
Bridge Builder Large Cap Value Fund (the “Large Cap Value Fund”)
Supplement dated May 1, 2026
to the Prospectus dated October 27, 2025, as supplemented
This supplement provides new and additional information beyond that contained in the
Prospectus and should be read in conjunction with the Prospectus.
A.
The Board of Trustees of the Bridge Builder Trust (“Trust”), on behalf of the Large Cap Value Fund, Small/Mid Cap Growth Fund and Small/Mid Cap Value Fund, has approved the termination of the investment sub‑advisory agreement among Olive Street Investment Advisers, LLC (the “Adviser”), BlackRock Investment Management, LLC (“BlackRock”) and the Trust. Accordingly, all references and information related to BlackRock, with respect to the Large Cap Value Fund, Small/Mid Cap Growth Fund and Small/Mid Cap Value Fund, in the Prospectus are hereby deleted in their entirety.

B.
Additionally, the Board of Trustees of the Trust (the “Board”) has approved an investment sub‑advisory agreement among the Adviser, Russell Investment Management, LLC (“RIM”), and the Trust, pursuant to which RIM will serve as a sub‑adviser to an allocated portion of each of the Large Cap Value Fund, Small/Mid Cap Growth Fund and Small/Mid Cap Value Fund. The termination of BlackRock’s investment sub‑advisory agreement and the Board’s approval of an investment sub‑advisory agreement among the Adviser, RIM, and the Trust, with respect to the Large Cap Growth Fund, was previously announced in a supplement dated January 22, 2026.

•
Artisan Partners Limited Partnership, Barrow, Hanley, Mewhinney & Strauss, LLC, LSV Asset Management, T. Rowe Price Associates, Inc., and Wellington Management Company, LLP will continue to serve as sub‑advisers to the Large Cap Value Fund.

•
Artisan Partners Limited Partnership, Champlain Investment Partners, LLC, Driehaus Capital Management LLC, Eagle Asset Management, Inc., Federated MDTA LLC, and Stephens Investment Management Group, LLC will continue to serve as sub‑advisers to the Small/Mid Cap Growth Fund.

•
American Century Investment Management, Inc., Boston Partners Global Investors, Inc., Diamond Hill Capital Management, Inc., LSV Asset Management, Massachusetts Financial Services Company (d/b/a MFS Investment Management), Silvercrest Asset Management Group LLC, and Vaughan Nelson Investment Management, L.P. will continue to serve as sub‑advisers to the Small/Mid Cap Value Fund.

Accordingly, the Prospectus is hereby supplemented and revised as follows:
2.
The first paragraph under the sub‑section entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Large Cap Value Fund” is hereby deleted and replaced with the following:

The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the securities of large capitalization companies and other instruments, such as certain investment companies (see below) that seek to track the performance of securities of large capitalization companies. The Fund defines large capitalization companies as companies whose market capitalizations at the time of purchase typically fall within the range of the Russell 1000® Index (as of April 30, 2025, companies with capitalizations greater than $2.0 billion). The market capitalization of the companies included in the Russell 1000® Index will change with market conditions. While the Fund primarily invests in equity securities of large capitalization companies, it may also invest in securities of medium and small capitalization companies. The Fund may invest in securities issued by U.S. and foreign entities. The Fund may invest in American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). The Fund may also invest in other investment companies, including other open‑end or closed‑end investment companies and exchange-traded funds (“ETFs”) that have characteristics that are consistent with the Fund’s investment objective. The Fund may also invest a portion of its assets in securities of real estate investment trusts (“REITs”), which are companies that own and/or manage real estate properties. The Fund may also buy or sell derivatives, principally futures contracts, currency forwards and total return swaps, for cash equitization purposes. The Fund will employ completion portfolio strategies to seek to manage portfolio characteristics and achieve the Adviser’s preferred portfolio positioning for the Fund. The Fund may, from time to time, invest a significant portion of its total assets in securities of companies in certain sectors. As of September 30, 2025, the Fund had significant exposure to securities of companies in the financial sector. The Fund follows an investing style that favors value investments.
5.
The fourth paragraph under the sub‑section entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Large Cap Value Fund” is hereby deleted and replaced with the following:

The Adviser is responsible for determining the amount of Fund assets to allocate to each Sub‑adviser. The Adviser allocates Fund assets for each investment strategy to the following Sub‑advisers: Artisan Partners Limited Partnership (“Artisan Partners”), Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”), LSV Asset Management (“LSV”), Russell Investment Management, LLC (“RIM”), T. Rowe Price Associates, Inc. (“T. Rowe Price”), and Wellington Management Company, LLP (“Wellington Management”). The Adviser may adjust allocations to the Sub‑advisers at any time or make recommendations to the Board with respect to the hiring, termination, or replacement of a Sub‑adviser. Below is a summary of each Sub‑adviser’s principal investment strategies.
8.
The following paragraphs are hereby added to the sub‑sections entitled “Principal Investment Strategies” under the sections entitled “Summary Section – Bridge Builder Large Cap Value Fund,” “Summary Section – Bridge Builder Small/Mid Cap Growth Fund” and “Summary Section – Bridge Builder Small/Mid Cap Value Fund,” and the disclosures under the heading

“RIM’s Principal Investment Strategies” in the sub‑section entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Large Cap Growth Fund” are hereby deleted and replaced with the following:

RIM’s Principal Investment Strategies
Cash Equitization:
At the direction of the Adviser, RIM will expose all or a portion of the Fund’s cash to the performance of certain markets by purchasing derivatives (also known as “cash equitization”), which includes index futures contracts, currency forwards, and total return swaps. This is intended to cause the Fund to perform as though all or a portion of its cash were actually invested in those markets.
Completion Portfolio:
At the direction of the Adviser, RIM will employ completion portfolio strategies to seek to achieve the Adviser’s preferred portfolio positioning for the Fund and in doing so may invest in equity securities, ADRs, GDRs, other investment companies, and REITs. RIM may use quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and other instruments that RIM believes will achieve the Adviser’s preferred portfolio positioning for the Fund. At the direction of the Adviser, the strategy may be managed to offset undesired relative over- or under-weights to Fund exposures such as volatility, momentum, value, growth, capitalization size, industry, sector, country, specific securities or other factors to seek to achieve the Adviser’s preferred portfolio positioning for the Fund. RIM may utilize tools such as optimization, which involves the analysis of tradeoffs between various risk and return factors as well as turnover and transaction costs, to implement the Adviser’s preferred portfolio positioning for the Fund.
9.
The “Derivatives Risk” paragraph in the sub‑sections entitled “Principal Risks” under the sections entitled “Summary Section – Bridge Builder Large Cap Value Fund,” “Summary Section – Bridge Builder Small/Mid Cap Growth Fund” and “Summary Section – Bridge Builder Small/Mid Cap Value Fund” is hereby deleted and replaced with the following:

Derivatives Risk. An investment in derivatives (such as futures contracts, currency forwards and total return swaps) may not perform as anticipated by the Sub‑advisers, may not be able to be closed out at a favorable time or price, or may increase the Fund’s volatility. Derivatives may create investment leverage so that when a derivative is used as a substitute for or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment or when used for hedging purposes, the derivative may not provide the anticipated protection, causing the Fund to lose money on both the derivative and the exposure the Fund sought to hedge. Increases and decreases in the value of the Fund’s portfolio may be magnified when the Fund uses leverage. Derivatives are also subject to correlation risk, which is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate, or index. The Fund’s use of derivatives is also subject to market risk, which is described above, and liquidity risk, which is described below. The Fund’s use of swaps is also subject to counterparty risk, which is described above.
10.
The “Passive Management Risk” paragraph in the sub‑sections entitled “Principal Risks” under the sections entitled “Summary Section – Bridge Builder Large Cap Value Fund,” “Summary Section – Bridge Builder Small/Mid Cap Growth Fund” and “Summary Section – Bridge Builder Small/Mid Cap Value Fund” is hereby deleted.

11.
The following paragraph is hereby added to the sub‑sections entitled “Principal Risks” under the sections entitled “Summary Section – Bridge Builder Large Cap Value Fund,” “Summary Section – Bridge Builder Small/Mid Cap Growth Fund” and “Summary Section – Bridge Builder Small/Mid Cap Value Fund,” and the “Completion Portfolio Risk” paragraph in the sub‑section entitled “Principal Risks” under the section entitled “Summary Section – Bridge Builder Large Cap Growth Fund” is hereby deleted and replaced with the following:

Completion Portfolio Risk. As part of a completion portfolio strategy, RIM will seek to achieve the Adviser’s preferred portfolio positioning for the Fund. The Fund may hold securities regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of the performance of individual securities or market conditions could cause the Fund’s return to be lower than if the Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio.

Bridge Builder Small/Mid Cap Growth Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BRIDGE BUILDER TRUST
Bridge Builder Small/Mid Cap Growth Fund (the “Small/Mid Cap Growth Fund”)
Supplement dated May 1, 2026
to the Prospectus dated October 27, 2025, as supplemented
This supplement provides new and additional information beyond that contained in the
Prospectus and should be read in conjunction with the Prospectus.
A.
The Board of Trustees of the Bridge Builder Trust (“Trust”), on behalf of the Large Cap Value Fund, Small/Mid Cap Growth Fund and Small/Mid Cap Value Fund, has approved the termination of the investment sub‑advisory agreement among Olive Street Investment Advisers, LLC (the “Adviser”), BlackRock Investment Management, LLC (“BlackRock”) and the Trust. Accordingly, all references and information related to BlackRock, with respect to the Large Cap Value Fund, Small/Mid Cap Growth Fund and Small/Mid Cap Value Fund, in the Prospectus are hereby deleted in their entirety.

B.
Additionally, the Board of Trustees of the Trust (the “Board”) has approved an investment sub‑advisory agreement among the Adviser, Russell Investment Management, LLC (“RIM”), and the Trust, pursuant to which RIM will serve as a sub‑adviser to an allocated portion of each of the Large Cap Value Fund, Small/Mid Cap Growth Fund and Small/Mid Cap Value Fund. The termination of BlackRock’s investment sub‑advisory agreement and the Board’s approval of an investment sub‑advisory agreement among the Adviser, RIM, and the Trust, with respect to the Large Cap Growth Fund, was previously announced in a supplement dated January 22, 2026.

•
Artisan Partners Limited Partnership, Barrow, Hanley, Mewhinney & Strauss, LLC, LSV Asset Management, T. Rowe Price Associates, Inc., and Wellington Management Company, LLP will continue to serve as sub‑advisers to the Large Cap Value Fund.

•
Artisan Partners Limited Partnership, Champlain Investment Partners, LLC, Driehaus Capital Management LLC, Eagle Asset Management, Inc., Federated MDTA LLC, and Stephens Investment Management Group, LLC will continue to serve as sub‑advisers to the Small/Mid Cap Growth Fund.

•
American Century Investment Management, Inc., Boston Partners Global Investors, Inc., Diamond Hill Capital Management, Inc., LSV Asset Management, Massachusetts Financial Services Company (d/b/a MFS Investment Management), Silvercrest Asset Management Group LLC, and Vaughan Nelson Investment Management, L.P. will continue to serve as sub‑advisers to the Small/Mid Cap Value Fund.

Accordingly, the Prospectus is hereby supplemented and revised as follows:
3.
The second paragraph under the sub‑section entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Small/Mid Cap Growth Fund” is hereby deleted and replaced with the following:

While the Fund primarily invests in equity securities of small and mid‑capitalization companies, it may also invest in securities of large capitalization companies. The Fund may invest in securities issued by U.S. and foreign entities. The Fund may invest in American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). The Fund may also invest in other investment companies, including other open‑end or closed‑end investment companies and exchange-traded funds (“ETFs”) that have characteristics that are consistent with the Fund’s investment objective. The Fund may also invest a portion of its assets in securities of real estate investment trusts (“REITs”), which are companies that own and/or manage real estate properties. The Fund may also buy or sell derivatives, principally futures contracts, currency forwards and total return swaps, for cash equitization purposes. The Fund will employ completion portfolio strategies to seek to manage portfolio characteristics and achieve the Adviser’s preferred portfolio positioning for the Fund. The Fund may, from time to time, invest a significant portion of its total assets in securities of companies in certain sectors. As of September 30, 2025, the Fund had significant exposure to securities of companies in the healthcare, industrials and information technology sectors. The Fund follows an investing style that favors growth investments.
6.
The fifth paragraph under the sub‑section entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Small/Mid Cap Growth Fund” is hereby deleted and replaced with the following:

The Adviser is responsible for determining the amount of Fund assets to allocate to each Sub‑adviser. The Adviser allocates Fund assets for each investment strategy to the following Sub‑advisers: Artisan Partners Limited Partnership (“Artisan Partners”), Champlain Investment Partners, LLC (“Champlain”), Driehaus Capital Management LLC (“Driehaus”), Eagle Asset Management, Inc. (“Eagle”), Federated MDTA LLC (“Federated MDT”), Russell Investment Management, LLC (“RIM”), and Stephens Investment Management Group, LLC (“SIMG”). The Adviser may adjust allocations to the Sub‑advisers at any time or make recommendations to the Board with respect to the hiring, termination, or replacement of a Sub‑adviser. Below is a summary of each Sub‑adviser’s principal investment strategies.
8.
The following paragraphs are hereby added to the sub‑sections entitled “Principal Investment Strategies” under the sections entitled “Summary Section – Bridge Builder Large Cap Value Fund,” “Summary Section – Bridge Builder Small/Mid Cap Growth Fund” and “Summary Section – Bridge Builder Small/Mid Cap Value Fund,” and the disclosures under the heading

“RIM’s Principal Investment Strategies” in the sub‑section entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Large Cap Growth Fund” are hereby deleted and replaced with the following:

RIM’s Principal Investment Strategies
Cash Equitization:
At the direction of the Adviser, RIM will expose all or a portion of the Fund’s cash to the performance of certain markets by purchasing derivatives (also known as “cash equitization”), which includes index futures contracts, currency forwards, and total return swaps. This is intended to cause the Fund to perform as though all or a portion of its cash were actually invested in those markets.
Completion Portfolio:
At the direction of the Adviser, RIM will employ completion portfolio strategies to seek to achieve the Adviser’s preferred portfolio positioning for the Fund and in doing so may invest in equity securities, ADRs, GDRs, other investment companies, and REITs. RIM may use quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and other instruments that RIM believes will achieve the Adviser’s preferred portfolio positioning for the Fund. At the direction of the Adviser, the strategy may be managed to offset undesired relative over- or under-weights to Fund exposures such as volatility, momentum, value, growth, capitalization size, industry, sector, country, specific securities or other factors to seek to achieve the Adviser’s preferred portfolio positioning for the Fund. RIM may utilize tools such as optimization, which involves the analysis of tradeoffs between various risk and return factors as well as turnover and transaction costs, to implement the Adviser’s preferred portfolio positioning for the Fund.
9.
The “Derivatives Risk” paragraph in the sub‑sections entitled “Principal Risks” under the sections entitled “Summary Section – Bridge Builder Large Cap Value Fund,” “Summary Section – Bridge Builder Small/Mid Cap Growth Fund” and “Summary Section – Bridge Builder Small/Mid Cap Value Fund” is hereby deleted and replaced with the following:

Derivatives Risk. An investment in derivatives (such as futures contracts, currency forwards and total return swaps) may not perform as anticipated by the Sub‑advisers, may not be able to be closed out at a favorable time or price, or may increase the Fund’s volatility. Derivatives may create investment leverage so that when a derivative is used as a substitute for or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment or when used for hedging purposes, the derivative may not provide the anticipated protection, causing the Fund to lose money on both the derivative and the exposure the Fund sought to hedge. Increases and decreases in the value of the Fund’s portfolio may be magnified when the Fund uses leverage. Derivatives are also subject to correlation risk, which is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate, or index. The Fund’s use of derivatives is also subject to market risk, which is described above, and liquidity risk, which is described below. The Fund’s use of swaps is also subject to counterparty risk, which is described above.
10.
The “Passive Management Risk” paragraph in the sub‑sections entitled “Principal Risks” under the sections entitled “Summary Section – Bridge Builder Large Cap Value Fund,” “Summary Section – Bridge Builder Small/Mid Cap Growth Fund” and “Summary Section – Bridge Builder Small/Mid Cap Value Fund” is hereby deleted.

11.
The following paragraph is hereby added to the sub‑sections entitled “Principal Risks” under the sections entitled “Summary Section – Bridge Builder Large Cap Value Fund,” “Summary Section – Bridge Builder Small/Mid Cap Growth Fund” and “Summary Section – Bridge Builder Small/Mid Cap Value Fund,” and the “Completion Portfolio Risk” paragraph in the sub‑section entitled “Principal Risks” under the section entitled “Summary Section – Bridge Builder Large Cap Growth Fund” is hereby deleted and replaced with the following:

Completion Portfolio Risk. As part of a completion portfolio strategy, RIM will seek to achieve the Adviser’s preferred portfolio positioning for the Fund. The Fund may hold securities regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of the performance of individual securities or market conditions could cause the Fund’s return to be lower than if the Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio.

Bridge Builder Small/Mid Cap Value Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BRIDGE BUILDER TRUST
Bridge Builder Small/Mid Cap Value Fund (the “Small/Mid Cap Value Fund”)
Supplement dated May 1, 2026
to the Prospectus dated October 27, 2025, as supplemented
This supplement provides new and additional information beyond that contained in the
Prospectus and should be read in conjunction with the Prospectus.
A.
The Board of Trustees of the Bridge Builder Trust (“Trust”), on behalf of the Large Cap Value Fund, Small/Mid Cap Growth Fund and Small/Mid Cap Value Fund, has approved the termination of the investment sub‑advisory agreement among Olive Street Investment Advisers, LLC (the “Adviser”), BlackRock Investment Management, LLC (“BlackRock”) and the Trust. Accordingly, all references and information related to BlackRock, with respect to the Large Cap Value Fund, Small/Mid Cap Growth Fund and Small/Mid Cap Value Fund, in the Prospectus are hereby deleted in their entirety.

B.
Additionally, the Board of Trustees of the Trust (the “Board”) has approved an investment sub‑advisory agreement among the Adviser, Russell Investment Management, LLC (“RIM”), and the Trust, pursuant to which RIM will serve as a sub‑adviser to an allocated portion of each of the Large Cap Value Fund, Small/Mid Cap Growth Fund and Small/Mid Cap Value Fund. The termination of BlackRock’s investment sub‑advisory agreement and the Board’s approval of an investment sub‑advisory agreement among the Adviser, RIM, and the Trust, with respect to the Large Cap Growth Fund, was previously announced in a supplement dated January 22, 2026.

•
Artisan Partners Limited Partnership, Barrow, Hanley, Mewhinney & Strauss, LLC, LSV Asset Management, T. Rowe Price Associates, Inc., and Wellington Management Company, LLP will continue to serve as sub‑advisers to the Large Cap Value Fund.

•
Artisan Partners Limited Partnership, Champlain Investment Partners, LLC, Driehaus Capital Management LLC, Eagle Asset Management, Inc., Federated MDTA LLC, and Stephens Investment Management Group, LLC will continue to serve as sub‑advisers to the Small/Mid Cap Growth Fund.

•
American Century Investment Management, Inc., Boston Partners Global Investors, Inc., Diamond Hill Capital Management, Inc., LSV Asset Management, Massachusetts Financial Services Company (d/b/a MFS Investment Management), Silvercrest Asset Management Group LLC, and Vaughan Nelson Investment Management, L.P. will continue to serve as sub‑advisers to the Small/Mid Cap Value Fund.

Accordingly, the Prospectus is hereby supplemented and revised as follows:
4.
The second paragraph under the sub‑section entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Small/Mid Cap Value Fund” is hereby deleted and replaced with the following:

While the Fund primarily invests in equity securities of small and mid‑capitalization companies, it may also invest in securities of large capitalization companies. The Fund may invest in securities issued by U.S. and foreign entities. The Fund may invest in American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). The Fund may also invest in other investment companies, including other open‑end or closed‑end investment companies and exchange-traded funds (“ETFs”) that have characteristics that are consistent with the Fund’s investment objective. The Fund may also invest a portion of its assets in securities of real estate investment trusts (“REITs”), which are companies that own and/or manage real estate properties. The Fund may also buy or sell derivatives, principally futures contracts, currency forwards and total return swaps, for cash equitization purposes. The Fund will employ completion portfolio strategies to seek to manage portfolio characteristics and achieve the Adviser’s preferred portfolio positioning for the Fund. The Fund may, from time to time, invest a significant portion of its total assets in securities of companies in certain sectors. As of September 30, 2025, the Fund had significant exposure to securities of companies in the financials and industrials sectors. The Fund follows an investing style that favors value investments.
7.
The fifth paragraph under the sub‑section entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Small/Mid Cap Value Fund” is hereby deleted and replaced with the following:

The Adviser is responsible for determining the amount of Fund assets to allocate to each Sub‑adviser. The Adviser allocates Fund assets for each investment strategy to the following Sub‑advisers: American Century Investment Management, Inc. (“American Century”), Boston Partners Global Investors, Inc. (“Boston Partners”), Diamond Hill Capital Management, Inc. (“Diamond Hill”), LSV Asset Management (“LSV”), Massachusetts Financial Services Company (d/b/a MFS Investment Management) (“MFS”), Russell Investment Management, LLC (“RIM”), Silvercrest Asst Management Group LLC (“Silvercrest”), and Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”). The Adviser may adjust allocations to the Sub‑advisers at any time or make recommendations to the Board with respect to the hiring, termination, or replacement of a Sub‑adviser. Below is a summary of each Sub‑adviser’s principal investment strategies.
8.
The following paragraphs are hereby added to the sub‑sections entitled “Principal Investment Strategies” under the sections entitled “Summary Section – Bridge Builder Large Cap Value Fund,” “Summary Section – Bridge Builder Small/Mid Cap Growth Fund” and “Summary Section – Bridge Builder Small/Mid Cap Value Fund,” and the disclosures under the heading

“RIM’s Principal Investment Strategies” in the sub‑section entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Large Cap Growth Fund” are hereby deleted and replaced with the following:

RIM’s Principal Investment Strategies
Cash Equitization:
At the direction of the Adviser, RIM will expose all or a portion of the Fund’s cash to the performance of certain markets by purchasing derivatives (also known as “cash equitization”), which includes index futures contracts, currency forwards, and total return swaps. This is intended to cause the Fund to perform as though all or a portion of its cash were actually invested in those markets.
Completion Portfolio:
At the direction of the Adviser, RIM will employ completion portfolio strategies to seek to achieve the Adviser’s preferred portfolio positioning for the Fund and in doing so may invest in equity securities, ADRs, GDRs, other investment companies, and REITs. RIM may use quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and other instruments that RIM believes will achieve the Adviser’s preferred portfolio positioning for the Fund. At the direction of the Adviser, the strategy may be managed to offset undesired relative over- or under-weights to Fund exposures such as volatility, momentum, value, growth, capitalization size, industry, sector, country, specific securities or other factors to seek to achieve the Adviser’s preferred portfolio positioning for the Fund. RIM may utilize tools such as optimization, which involves the analysis of tradeoffs between various risk and return factors as well as turnover and transaction costs, to implement the Adviser’s preferred portfolio positioning for the Fund.
9.
The “Derivatives Risk” paragraph in the sub‑sections entitled “Principal Risks” under the sections entitled “Summary Section – Bridge Builder Large Cap Value Fund,” “Summary Section – Bridge Builder Small/Mid Cap Growth Fund” and “Summary Section – Bridge Builder Small/Mid Cap Value Fund” is hereby deleted and replaced with the following:

Derivatives Risk. An investment in derivatives (such as futures contracts, currency forwards and total return swaps) may not perform as anticipated by the Sub‑advisers, may not be able to be closed out at a favorable time or price, or may increase the Fund’s volatility. Derivatives may create investment leverage so that when a derivative is used as a substitute for or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment or when used for hedging purposes, the derivative may not provide the anticipated protection, causing the Fund to lose money on both the derivative and the exposure the Fund sought to hedge. Increases and decreases in the value of the Fund’s portfolio may be magnified when the Fund uses leverage. Derivatives are also subject to correlation risk, which is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate, or index. The Fund’s use of derivatives is also subject to market risk, which is described above, and liquidity risk, which is described below. The Fund’s use of swaps is also subject to counterparty risk, which is described above.
10.
The “Passive Management Risk” paragraph in the sub‑sections entitled “Principal Risks” under the sections entitled “Summary Section – Bridge Builder Large Cap Value Fund,” “Summary Section – Bridge Builder Small/Mid Cap Growth Fund” and “Summary Section – Bridge Builder Small/Mid Cap Value Fund” is hereby deleted.

11.
The following paragraph is hereby added to the sub‑sections entitled “Principal Risks” under the sections entitled “Summary Section – Bridge Builder Large Cap Value Fund,” “Summary Section – Bridge Builder Small/Mid Cap Growth Fund” and “Summary Section – Bridge Builder Small/Mid Cap Value Fund,” and the “Completion Portfolio Risk” paragraph in the sub‑section entitled “Principal Risks” under the section entitled “Summary Section – Bridge Builder Large Cap Growth Fund” is hereby deleted and replaced with the following:

Completion Portfolio Risk. As part of a completion portfolio strategy, RIM will seek to achieve the Adviser’s preferred portfolio positioning for the Fund. The Fund may hold securities regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of the performance of individual securities or market conditions could cause the Fund’s return to be lower than if the Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio.